Share Based Compensation - Summary of RSU activity (Details) - Restricted Stock - American Depositary Shares - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Beginning Balance	4,185,488	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period	2,501,632	4,306,116
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Clawback In Period	(201,665)	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period	(1,217,067)	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeited in Period	(1,651,487)	(120,628)
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance	3,616,901	4,185,488
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	$ 3.43	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	1.01	3.45
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Clawback In Period Weighted Average Grant Date Fair Value	3.92	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	3.39	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value	3.39	3.92
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance	$ 1.77	$ 3.43
Share-Based Payment Arrangement, Shares Withheld for Tax Withholding Obligation	277,977